Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Mar. 31, 2021
Prepaid Expenses And Other Current Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

NOTE 4 — PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

	As of March 31,	As of March 31,
	2020	2021
	RMB	RMB
Advance to suppliers	16,651	39,176
Input GST (India)	1,076	769
Receivables from supply chain service providers	13,348	5,581
Expected return assets	97	2
Deferred IPO expenses	5,377	8,847
Other receivables	4,705	11,413
Allowance for doubtful accounts	(4,006)	(674)
Prepaid expenses and other current assets, net	37,248	65,114

As of March 31, 2021, other receivables consisted of deposits for leased factory building and utility amounted to RMB5,000 for which the lease shall be expired in February 2022.

The Company analyzed the collectability of other current assets based on historical collection. As a result of such analysis, the movement of allowance for doubtful accounts was as follows:

	Year Ended March 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of year	8,232	8,131	4,006
(Reversal) additions for the year	(101)	2,173	(886)
Written off for the year	-	(6,298)	(2,446)
Balance at the end of year	8,131	4,006	674

As of March 31, 2020 and 2021, the allowance for doubtful accounts on advance to suppliers of RMB350 and RMB543, respectively, primarily consisted of unrecoverable prepayment related to cancellation of abundant purchase orders caused by termination of cooperation with certain OEM/ODM customers. As of March 31, 2020 and 2021, the allowance for doubtful accounts on receivables from supply chain service providers of RMB3,656 and RMB131, respectively, primarily consisted of VAT recoverable from certain supply chain companies for which the Company determined that the collection was not probable because they were either suffering from liquidity issues or prolonged delay in VAT refund from tax authorities. The Company wrote off these advance to suppliers and receivables from supplier chain companies against the corresponding allowance of doubtful accounts of RMB6,298 and RMB2,446 in the year ended March 31, 2020 and 2021, respectively, that these advances and receivables are deemed to be permanently unrecoverable.